Pension and Other Postretirement Benefit Plans - Weighted Average Assumptions Used to Calculate Projected Benefit Obligations and Net Periodic Benefit Cost (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Projected benefit obligations, discount rate	3.90%	4.50%
Projected benefit obligations, salary growth rate	3.80%	4.60%
Net periodic benefit cost, discount rate	3.80%	4.50%
Net periodic benefit cost, expected rate of return on plan assets	3.30%	5.10%
Net periodic benefit cost, salary growth rate	2.50%	4.60%